DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Detailed Information About Basic And Diluted NetIncomeloss Per Share [Abstract]
Disclosure Of Detailed Information About Adjustments On Profit Loss Attributable To Owners Of Parent [Text Block]
	Distributable net profit
	12-31-2025 ThU.S.$	12-31-2024 ThU.S.$	12-31-2023 ThU.S.$
Net profit (loss) attributable to parent company	41,300	476,470	(358,560)
Adjustments:
Biological assets
Unrealized gains (losses)	(204,646)	(159,020)	(264,477)
Realized gains (losses)	187,641	473,795	394,179
Deferred income taxes	3,868	(102,298)	(37,394)
Biological assets (net)	(13,137)	212,477	92,308
Distributable net profit (loss)	28,163	688,947	(266,252)
30% in 2025 and 2024 (40% in 2023)	8,449	206,684	-

Disclosure Of Detailed Information About Basic And Diluted NetIncomeloss Per Share [Text Block]
Basic and diluted earnings per share are calculated by dividing the profit or loss attributable to ordinary equity holders of parent by the weighted average number of ordinary shares outstanding. Arauco does not have any shares with potential dilutive effect.

	January-December
	2025	2024	2023
	ThU.S.$	ThU.S.$	ThU.S.$

Profit or loss attributable to ordinary equity holder of parent	41,300	476,470	(358,560)
Weighted average of number of shares	125,323,699	121,422,850	120,474,350
Basic and diluted earnings (loss) per share (in U.S.$ per share)	0.3295466	3.9240555	(2.9762352)